Subsequent Events (Details) - USD ($)						1 Months Ended
	Aug. 03, 2018	Jul. 02, 2018	Mar. 20, 2018	Mar. 12, 2018	Feb. 06, 2018	May 17, 2018	Feb. 13, 2018	Nov. 30, 2017
Subsequent Events (Textual)
Description of consulting agreement					The Company agreed to issue to an investor relations firm 250,000 shares of common stock on the following schedule: 100,000 shares of common stock within ten days of executing the agreement, 50,000 shares on the 90th, 180th and 270th day anniversaries of February 6, 2018.
Unsecured Loan [Member]
Subsequent Events (Textual)
Maturity date			Mar. 20, 2019			May 17, 2019
Gross proceeds from an unsecured loan			$ 115,000
Gross proceeds from an unsecured loan, description			The Company repay the principal in full on the earlier to occur of (i) March 20, 2019 or (ii) the closing of an equity round of financing of the Company that raises more than $3 million in gross proceeds. The loan includes customary events of default.
Short-term Debt [Member]
Subsequent Events (Textual)
Maturity date								Jul. 31, 2018
Warrants exercise price								$ 1.80
Amended and Restated Short-Term Notes [Member]
Subsequent Events (Textual)
Convertible notes bear interest at fixed rate				8.00%
Qualified financing that tirggers note conversion amount				$ 3,000,000
Maturity date				Jul. 31, 2018
Warrants exercise price				$ 1.80
Replacement Warrants [Member]
Subsequent Events (Textual)
Description of replacement warrants				Each Replacement Warrant grants the holder the option to purchase up to the number of shares of capital stock of the Company equal to the New Round Stock issued or issuable upon the conversion of the Amended and Restated Short-Term Note held by such holder at a per share exercise price equal to either (i) the actual per share price of New Round Stock if the Amended and Restated Short-Term Note converted in connection with a Short-Term Qualified Financing or (ii) the price at which the Amended and Restated Short-Term Note converted in connection with a change of control transaction. The Replacement Warrants are exercisable commencing on the Conversion Date and expire on November 21, 2021. The exercise price and number of the shares issuable upon exercising the Replacement Warrants are subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein.
Additional Warrants [Member]
Subsequent Events (Textual)
Description of additional warrants				Each Additional Warrant grants the holder the option to purchase up to the number of shares of capital stock of the Company equal to the product obtained by multiplying (i) the outstanding principal amount of the Amended and Restated Short-Term Note held by such holder and (ii) 0.75; at a per share exercise price of $1.80. The Additional Warrants are exercisable commencing on the Conversion Date and expire on November 21, 2021. The exercise price and number of the shares issuable upon exercising the Additional Warrants are subject to adjustment in the event of any stock dividends and splits, reverse stock split, recapitalization, reorganization or similar transaction, as described therein.
Additional 2017 Convertible Notes [Member]
Subsequent Events (Textual)
New warrants to investors for aggregate gross proceeds							$ 475,000
Received from an existing shareholder							$ 125,000
Subsequent Events [Member]
Subsequent Events (Textual)
Maximum offering, units	4,600,000
Subsequent Events [Member] | Purchase Agreement [Member]
Subsequent Events (Textual)
Purchase agreement, description	The Company entered into subscription agreements (each, a "Purchase Agreement") with certain accredited investors (the "Purchasers"), pursuant to which the Company, in a private placement (the "2018 Private Placement"), agreed to issue and sell to the Purchasers units (each, a "Unit"), each consisting of (i) 1 share (each, a "Share") of the Company's common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the "2018 Warrants"). The initial closing of the 2018 Private Placement was consummated on July 9, 2018 (the "First Closing"). As of August 8, 2018, the Company has issued and sold an aggregate of 295,200 Units to the Purchasers, for total gross proceeds to the Company of approximately $738,000, inclusive of the advances received in June 2018 in the amount of $188,000, before deducting offering expenses.
Subsequent Events [Member] | Convertible Notes and Short-Term Notes [Member]
Subsequent Events (Textual)
Debt conversion, description		(i) convert the outstanding principal and accrued and unpaid interest under both the Convertible Notes and the Short-Term Notes into shares of the Company's common stock based on the Outstanding Balance divided by $1.80 per share (the "Conversion Shares"); (ii) cancel and extinguish the Convertible Notes and Short-Term Notes; and (iii) amend and restate the Warrants, Replacement Warrants and Additional Warrants to make them immediately exercisable upon the conversion, at a per share exercise price equal to $1.80 per share.
Debt conversion into common stock		1.80
Debt instrument, maturity date		Nov. 21, 2021
Common stock issuable upon exercise of warrants		2,482,372
Subsequent Events [Member] | Convertible Note [Member]
Subsequent Events (Textual)
Qualified financing that tirggers note conversion amount		$ 1,002,258
Debt conversion into common stock		1,002,258
Subsequent Events [Member] | Short-term Debt [Member]
Subsequent Events (Textual)
Qualified financing that tirggers note conversion amount		$ 259,297
Debt conversion into common stock		144,053
Subsequent Events [Member] | Common Stock [Member]
Subsequent Events (Textual)
Maximum offering, units	4,000,000
Subsequent Events [Member] | 2018 Warrants [Member]
Subsequent Events (Textual)
Warrants exercisable, term	5 years
Warrants exercisable, expiration date	Jul. 09, 2023
Subsequent Events [Member] | Private Placement [Member]
Subsequent Events (Textual)
Maximum offering, units	4,000,000
Offering price, per share	$ 2.50
Gross proceeds from offering	$ 10,000,000
Warrants exercisable, term	5 years
Cash commission, percentage	10.00%
Exercise price, per share	$ 3.45
Common stock purchase price, per share	10.00%
Subsequent Events [Member] | Over-Allotment Option [Member]
Subsequent Events (Textual)
Maximum offering, units	600,000